Note 12 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Term Sheet from a Commercial Banking Institution [Member]	1 Months Ended
Jul. 31, 2021 USD ($)
Debt Instrument, Face Amount	$ 10,000,000.0
Debt Instrument Number of Quarterly Payments	16
Debt Instrument, Periodic Payment, Total	$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 2,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
M/V "Aegean Express" and M/V "Corfu" [Member]
Debt Instrument, Amount Available for Borrowing if Less than Face Amount, Percent of Vessels' Market Value	50.00%